Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Initial Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738